Consolidating Condensed Statements of Operations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Vehicle rental									$ 5,707	$ 5,297	$ 4,338
Other									2,230	2,060	1,562
Net revenues									7,937	7,357	5,900
Operating									4,074	3,824	3,025
Vehicle depreciation and lease charges, net									1,811	1,471	1,223
Selling, general and administrative									1,019	925	756
Vehicle interest, net									264	297	286
Non-vehicle related depreciation and amortization									152	125	95
Interest expense									228	268	219
Intercompany interest expense (income)									0	0	0
Early extinguishment of debt									147	75
Restructuring expense	22	14	15	10	12	7	12	7	61	38	5
Transaction-related costs									51	34	255
Impairment		33							33	0	0
Total expenses									7,840	7,057	5,864
Income before income taxes									97	300	36
Provision for (benefit from) income taxes									81	10	65
Equity in earnings (loss) of subsidiaries									0	0	0
Net income (loss)									16	290	(29)	[1]
Total comprehensive income (loss)									23	322	(43)
Parent Company
Condensed Financial Statements, Captions [Line Items]
Vehicle rental									0	0	0
Other									0	1	2
Net revenues									0	1	2
Operating									7	0	3
Vehicle depreciation and lease charges, net									0	0	0
Selling, general and administrative									35	21	11
Vehicle interest, net									0	0	0
Non-vehicle related depreciation and amortization									0	0	0
Interest expense									3	9	10
Intercompany interest expense (income)									(12)	(18)	(14)
Early extinguishment of debt									53	44
Restructuring expense									0	0	0
Transaction-related costs									1	4	71
Impairment									0
Total expenses									87	60	81
Income before income taxes									(87)	(59)	(79)
Provision for (benefit from) income taxes									(14)	(8)	(27)
Equity in earnings (loss) of subsidiaries									89	341	23
Net income (loss)									16	290	(29)
Total comprehensive income (loss)									23	322	(43)
Subsidiary Issuers
Condensed Financial Statements, Captions [Line Items]
Vehicle rental									0	0	0
Other									0	0	0
Net revenues									0	0	0
Operating									15	5	8
Vehicle depreciation and lease charges, net									0	0	0
Selling, general and administrative									6	0	0
Vehicle interest, net									0	0	(1)
Non-vehicle related depreciation and amortization									2	2	0
Interest expense									196	246	208
Intercompany interest expense (income)									(30)	(314)	(205)
Early extinguishment of debt									94	31
Restructuring expense									0	0	0
Transaction-related costs									24	1	56
Impairment									33
Total expenses									340	(29)	66
Income before income taxes									(340)	29	(66)
Provision for (benefit from) income taxes									(124)	(106)	(22)
Equity in earnings (loss) of subsidiaries									305	206	67
Net income (loss)									89	341	23
Total comprehensive income (loss)									96	373	7
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Vehicle rental									3,786	3,491	3,393
Other									1,098	1,052	1,006
Net revenues									4,884	4,543	4,399
Operating									2,425	2,305	2,241
Vehicle depreciation and lease charges, net									1,776	902	921
Selling, general and administrative									591	573	564
Vehicle interest, net									182	234	243
Non-vehicle related depreciation and amortization									97	75	78
Interest expense									0	0	0
Intercompany interest expense (income)									6	277	215
Early extinguishment of debt									0	0
Restructuring expense									25	3	2
Transaction-related costs									3	1	0
Impairment									0
Total expenses									5,105	4,370	4,264
Income before income taxes									(221)	173	135
Provision for (benefit from) income taxes									156	72	66
Equity in earnings (loss) of subsidiaries									682	105	(2)
Net income (loss)									305	206	67
Total comprehensive income (loss)									310	237	50
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Vehicle rental									1,921	1,806	945
Other									3,086	2,130	1,702
Net revenues									5,007	3,936	2,647
Operating									1,627	1,514	773
Vehicle depreciation and lease charges, net									1,806	996	868
Selling, general and administrative									387	331	181
Vehicle interest, net									265	300	296
Non-vehicle related depreciation and amortization									53	48	17
Interest expense									29	13	1
Intercompany interest expense (income)									36	55	4
Early extinguishment of debt									0	0
Restructuring expense									36	35	3
Transaction-related costs									23	28	128
Impairment									0
Total expenses									4,262	3,320	2,271
Income before income taxes									745	616	376
Provision for (benefit from) income taxes									63	52	48
Equity in earnings (loss) of subsidiaries									0	0	0
Net income (loss)									682	564	328
Total comprehensive income (loss)									657	594	358
Eliminations
Condensed Financial Statements, Captions [Line Items]
Vehicle rental									0	0	0
Other									(1,954)	(1,123)	(1,148)
Net revenues									(1,954)	(1,123)	(1,148)
Operating									0	0	0
Vehicle depreciation and lease charges, net									(1,771)	(427)	(566)
Selling, general and administrative									0	0	0
Vehicle interest, net									(183)	(237)	(252)
Non-vehicle related depreciation and amortization									0	0	0
Interest expense									0	0	0
Intercompany interest expense (income)									0	0	0
Early extinguishment of debt									0	0
Restructuring expense									0	0	0
Transaction-related costs									0	0	0
Impairment									0
Total expenses									(1,954)	(664)	(818)
Income before income taxes									0	(459)	(330)
Provision for (benefit from) income taxes									0	0	0
Equity in earnings (loss) of subsidiaries									(1,076)	(652)	(88)
Net income (loss)									(1,076)	(1,111)	(418)
Total comprehensive income (loss)									$ (1,063)	$ (1,204)	$ (415)

[1]	As the Company incurred a net loss in 2011, all outstanding stock options, restricted stock units, stock warrants and issuable shares underlying the convertible debt have an anti-dilutive effect and therefore are excluded from the computation of diluted weighted average shares outstanding. Accordingly, basic and diluted weighted average shares outstanding are equal for such period.